Document and Entity Information	Jun. 21, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jun. 21, 2024
Entity Registrant Name	Centuri Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-42022
Entity Tax Identification Number	93-1817741
Entity Address Address Line 1	19820 N 7th Avenue
Entity Address Address Line 2	Suite 120
Entity Address City Or Town	Phoenix
Entity Address State Or Province	AZ
Entity Address Postal Zip Code	85027
City Area Code	623
Local Phone Number	582-1235
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 per share par value
Trading Symbol	CTRI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) is being filed by Centuri Holdings, Inc. (the “Company”) to amend the Current Report on Form 8-K filed with the Securities and Exchange Commission on June 26, 2024 (the “Initial Form 8-K”), solely to supplement the Company’s disclosure under Item 5.02 of the Initial Form 8-K. This Amendment provides a description of (i) the compensation of Paul J. Caudill in connection with his appointment as interim Chief Executive Officer effective as of July 31, 2024 and (ii) the terms of William J. Fehrman’s transition from President and Chief Executive Officer of the Company to a non-employee director. At the time of the filing of the Initial Form 8-K, the compensation in connection with Mr. Caudill’s appointment and the terms of Mr. Fehrman’s transition had not yet been determined. This Amendment does not otherwise modify or update any other disclosures in the Initial Form 8-K.
Entity Central Index Key	0001981599